Financial Derivative Contracts and Hedge Accounting - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Gain or loss of the hedging instrument, effective recongnized in equity	$ 16,159	$ (4,735)	$ 15,552
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Gain or loss of the hedging instrument, effective recongnized in equity	$ 19,791	$ 45,759	$ 10,773